Taxation (Details 1) - CHF (SFr)	Jun. 30, 2020	Jun. 30, 2019
Deferred Tax liabilities
Total	SFr (212,844)	SFr (228,621)
Deferred Tax assets
Total	76,337	149,029
Deferred Tax, net	(136,507)	(79,592)
Net operation loss (NOL) [Member]
Deferred Tax assets
Total	76,337	149,029
Intangible assets [Member]
Deferred Tax liabilities
Total	(212,844)	(211,233)
Derivative financial asset [Member]
Deferred Tax liabilities
Total	SFr 0	SFr (17,388)